Events after the balance sheet date (Details) - CHF (SFr)	3 Months Ended	12 Months Ended
	Mar. 29, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 28, 2023	Dec. 31, 2020
Events after balance sheet date
Sale of shares under sale agency agreement		1,355,248	39,940
Gross amount of treasury shares sold		SFr 464,954
Number of outstanding shares		77,134,020	37,898,149		27,118,774
Number of treasury shares		38,214,291	11,374,803
Sale of treasury shares
Events after balance sheet date
Sale of shares under sale agency agreement	3,742,506
Gross amount of treasury shares sold	SFr 1,200,000
Number of outstanding shares				80,879,591
Number of treasury shares				34,468,720